Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 50,683	$ 53,635
Gross unrealized gains on FVOCI securities	308	341
Gross unrealized losses on FVOCI securities	(11)	(8)
Financial assets measured at fair value through other comprehensive income	50,980	53,968
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	702	576
Gross unrealized gains on FVOCI securities	115	58
Gross unrealized losses on FVOCI securities	(38)	(49)
Financial assets measured at fair value through other comprehensive income	779	585
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	51,385	54,211
Gross unrealized gains on FVOCI securities	423	399
Gross unrealized losses on FVOCI securities	(49)	(57)
Financial assets measured at fair value through other comprehensive income	51,759	54,553
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	8,769	11,379
Gross unrealized gains on FVOCI securities	28	32
Gross unrealized losses on FVOCI securities		(2)
Financial assets measured at fair value through other comprehensive income	8,797	11,409
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	14,026	15,187
Gross unrealized gains on FVOCI securities	151	128
Financial assets measured at fair value through other comprehensive income	14,177	15,315
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,112	12,533
Gross unrealized gains on FVOCI securities	38	63
Gross unrealized losses on FVOCI securities	(2)
Financial assets measured at fair value through other comprehensive income	12,148	12,596
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,242	5,825
Gross unrealized gains on FVOCI securities	35	38
Gross unrealized losses on FVOCI securities	(6)	(2)
Financial assets measured at fair value through other comprehensive income	6,271	5,861
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,649	2,320
Gross unrealized gains on FVOCI securities	35	49
Gross unrealized losses on FVOCI securities		(1)
Financial assets measured at fair value through other comprehensive income	1,684	2,368
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	552	197
Gross unrealized losses on FVOCI securities	(1)	(2)
Financial assets measured at fair value through other comprehensive income	551	195
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,333	6,194
Gross unrealized gains on FVOCI securities	21	31
Gross unrealized losses on FVOCI securities	(2)	(1)
Financial assets measured at fair value through other comprehensive income	7,352	6,224
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	69	30
Gross unrealized gains on FVOCI securities	39	15
Gross unrealized losses on FVOCI securities		(3)
Financial assets measured at fair value through other comprehensive income	108	42
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	633	546
Gross unrealized gains on FVOCI securities	76	43
Gross unrealized losses on FVOCI securities	(38)	(46)
Financial assets measured at fair value through other comprehensive income	$ 671	$ 543